Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006385 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.87%
C000006385 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006385 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.91%
C000006385 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006385 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000006385 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000006385 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000006385 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000006385 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000006385 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006385 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000006385 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
C000006385 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.75%
C000006385 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000006385 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000006385 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006385 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000006385 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000006385 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006385 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000006387 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.87%
C000006387 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006387 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.91%
C000006387 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006387 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000006387 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000006387 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000006387 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000006387 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000006387 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006387 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000006387 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
C000006387 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.75%
C000006387 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000006387 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000006387 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006387 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000006387 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000006387 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006387 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000074146 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.87%
C000074146 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000074146 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.91%
C000074146 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000074146 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000074146 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000074146 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000074146 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000074146 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000074146 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000074146 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000074146 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
C000074146 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.75%
C000074146 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000074146 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000074146 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000074146 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000074146 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000074146 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074146 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000006388 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000006388 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006388 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000006388 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000006388 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006388 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.74%
C000006388 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000006388 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000006388 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006388 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000006388 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000006388 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.18%
C000006388 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000006388 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006388 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000006388 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000006388 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000006388 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000006388 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000006388 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006390 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000006390 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006390 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000006390 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000006390 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006390 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.74%
C000006390 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000006390 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000006390 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006390 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000006390 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000006390 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.18%
C000006390 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000006390 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006390 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000006390 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000006390 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000006390 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000006390 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000006390 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000074147 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000074147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000074147 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000074147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000074147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.74%
C000074147 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000074147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000074147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000074147 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000074147 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074147 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.18%
C000074147 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000074147 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000074147 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000074147 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000074147 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074147 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000074147 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000074147 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%